CURRENT AND DEFERRED TAX - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	$ 94,396,007	$ 60,300,901
Exploration and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	41,236,815	24,472,852
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	42,063,515	25,908,177
Share-issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	3,444,913	3,571,049
Reclamation and remediation liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	5,326,843	4,538,985
Finance leases under IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	932,700	1,006,040
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	1,180,161	795,080
Charitable contributions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	14,277	8,718
Accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total differences and losses for which no deferred tax asset is recognized	$ 196,784	$ 0